Accumulated Other Comprehensive Loss (Schedule Of Accumulated Other Comprehensive Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments and other	$ (242)	$ (298)
Hedge instruments	(8)	(56)
Hedge instruments, including tax impact	(24)	(70)
Postemployment benefits	(601)	(361)
Postemployment benefits, including tax impact	(584)	(371)
Accumulated other comprehensive loss, Net	(850)	(739)
Hedging Instrument [Member]
Accumulated Comprehensive Income Loss [Line Items]
Income taxes	(16)	(14)
Post Employment Benefits Plan [Member]
Accumulated Comprehensive Income Loss [Line Items]
Income taxes	$ 17	$ (10)